Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Restrictions on Non-Recourse Debt and Security (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 21)	CAD 30	CAD 0
Borrowings	3,707	4,361
Property, plant, and equipment (Note 16)	6,578	6,824	CAD 7,173
Cash on deposit, non-recourse bonds	1
Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Other borrowings	1,022	845
Restricted cash (Note 21)	35	24
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
Property, plant, and equipment (Note 16)	CAD 1,107	CAD 956